Other investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Other Investments [Line Items]
Current portion		₨ 56,018	$ 682	₨ 29,513
Non-current portion		660	$ 8	3,668
Cost [member]
Other Investments [Line Items]
Current portion		55,623		29,490
Non-current portion		3,101		5,383
Cost [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		37,635		16,714
Cost [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		11,524		9,340
Non-current portion		0		2,000
Cost [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		2,893		2,249
Non-current portion		0		256
Cost [member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		1,000		0
Cost [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		2,328		973
Cost [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		214		214
Non-current portion	[1]	2,701		2,701
Cost [member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		400		400
Cost [member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		29		0
Non-current portion		0		26
Unrealised gain/(loss) [member]
Other Investments [Line Items]
Current portion		395		23
Non-current portion		(2,441)		(1,715)
Unrealised gain/(loss) [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		545		37
Unrealised gain/(loss) [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		0		0
Unrealised gain/(loss) [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		0		0
Unrealised gain/(loss) [member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		(6)		0
Unrealised gain/(loss) [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		(144)		(14)
Non-current portion	[1]	(2,419)		(1,701)
Unrealised gain/(loss) [member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		(22)		(14)
Unrealised gain/(loss) [member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		0		0
Fair value / amortized cost [Member]
Other Investments [Line Items]
Current portion		56,018		29,513
Non-current portion		660		3,668
Fair value / amortized cost [Member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		38,180		16,751
Fair value / amortized cost [Member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		11,524		9,340
Non-current portion		0		2,000
Fair value / amortized cost [Member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		2,893		2,249
Non-current portion		0		256
Fair value / amortized cost [Member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		994		0
Fair value / amortized cost [Member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		2,328		973
Fair value / amortized cost [Member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		70		200
Non-current portion	[1]	282		1,000
Fair value / amortized cost [Member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		378		386
Fair value / amortized cost [Member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		29		0
Non-current portion		₨ 0		₨ 26

[1]	Primarily represents the investment in shares of Curis, Inc. The cost of acquisition was Rs.2,699. As of March 31, 2023 and 2022, the Company has recognized an unrealized loss of Rs.2,431 and Rs. 1,713, respectively in the OCI for the fair value changes